SECURITY
FUNDS
================================================================================


PROSPECTUS
January 31, 1997
As Supplemented May 15, 1997



* Security Asset
  Allocation Fund

* Application

[SDI Logo]
SECURITY DISTRIBUTORS, INC.
A Member of The Security Benefit
Group of Companies

SECURITY FUNDS
PROSPECTUS
================================================================================
SECURITY EQUITY FUND
   ASSET ALLOCATION SERIES
A MEMBER OF THE SECURITY BENEFIT GROUP OF COMPANIES
700 HARRISON, TOPEKA, KANSAS 66636-0001



                                   PROSPECTUS
                                January 31, 1997
                          As Supplemented May 15, 1997



Security Asset Allocation Fund (the "Fund") is a series of a diversified, open-end management investment company.

The Fund seeks high total return, consisting of capital appreciation and current income. The Fund seeks this objective by following an asset allocation strategy that contemplates shifts among a wide range of investment categories and market sectors. The Fund will invest in the following investment categories: equity securities of domestic and foreign issuers, including common stocks, preferred stocks, convertible securities and warrants; debt securities of domestic and foreign issuers, including mortgage-related and other asset-backed securities; exchange-traded real estate investment trusts (REITs); equity securities of companies involved in the exploration, mining, development, production and distribution of gold ("gold stocks"); and domestic money market instruments. An investment in the Fund involves risk which is described more fully in this Prospectus and the Fund's Statement of Additional Information.

This Prospectus sets forth concisely the information that a prospective investor should know about the Fund. It should be read and retained for future reference. Certain additional information is contained in a "Statement of Additional Information" about the Fund, dated January 31, 1997, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus. It is available at no charge by writing Security Distributors, Inc., 700 Harrison, Topeka, Kansas 66636-0001, or by calling (913) 295-3127 or
(800) 888-2461.

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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL, AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE FUND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.
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

SECURITY FUNDS
CONTENTS
================================================================================

                                                                            Page

Transaction and Operating Expense Table.....................................  1
Financial Highlights........................................................  2
Investment Objective and Policies of the Fund...............................  3
Investment Methods and Risk Factors.........................................  5
Management of the Fund...................................................... 14

   Proposed Sub-Advisory Agreement for the Fund............................. 15

   Portfolio Management..................................................... 15
How to Purchase Shares...................................................... 16
   Alternative Purchase Options............................................. 16
   Class A Shares........................................................... 17
   Class B Shares........................................................... 17
   Class B Distribution Plan................................................ 18
   Calculation and Waiver of Contingent Deferred Sales Charges.............. 19
   Arrangements with Broker-Dealers and Others.............................. 20
   Purchases at Net Asset Value............................................. 20
How to Redeem Shares........................................................ 21
   Telephone Redemptions.................................................... 22
Dividends and Taxes......................................................... 22
   Foreign Taxes............................................................ 24
Determination of Net Asset Value............................................ 24
Trading Practices and Brokerage............................................. 24
Performance................................................................. 25
Shareholder Services........................................................ 26
   Accumulation Plan........................................................ 26
   Systematic Withdrawal Program............................................ 26
   Exchange Privilege....................................................... 26
   Retirement Plans......................................................... 27
General Information......................................................... 28
   Organization............................................................. 28
   Stockholder Inquiries.................................................... 28
Appendix A - Class A Shares Reduced Sales Charges........................... 29
   Rights of Accumulation................................................... 29
   Statement of Intention................................................... 29
   Reinstatement Privilege.................................................. 29

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

SECURITY FUNDS
PROSPECTUS
================================================================================

                     TRANSACTION AND OPERATING EXPENSE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES                                                CLASS A SHARES          CLASS B SHARES(1)
--------------------------------                                                --------------          -----------------

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)        5.75%                      None
Maximum Sales Load Imposed on Reinvested Dividends                                 None                       None
Deferred Sales Load (as a percentage of original purchase price or                 None(2)          5% during the first year,
  redemption proceeds, whichever is lower)                                                          decreasing to 0% in the
                                                                                                    sixth and following years

                                                                                CLASS A SHARES          CLASS B SHARES
                                                                                --------------          --------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets)
Management Fees (after fee waiver)                                                 0.30%                      0.30%
12b-1 Fees(3)                                                                      None                       1.00%
Other Expenses (after expense reimbursement)                                       1.70%                      1.70%
                                                                                   -----                      -----
Total Fund Operating Expenses(4)                                                   2.00%                      3.00%
                                                                                   =====                      =====

EXAMPLE
   You would pay the following expenses on a                     1 Year             $ 77                       $ 80
   $1,000 investment, assuming (1) 5 percent                     3 Years             117                        123
   annual return and (2) redemption at the                       5 Years             159                        178
   end of each time period(5)                                   10 Years             277                        332

EXAMPLE
   You would pay the following expenses on a                     1 Year             $ 77                       $ 30
   $1,000 investment, assuming (1) 5 percent                     3 Years             117                         93
   annual return and (2) no redemption                           5 Years             159                        158
                                                                10 Years             277                        332

(1) Class B shares convert tax-free to Class A shares automatically after eight years.

(2) Purchases of Class A shares in amounts of $1,000,000 or more are not subject to an initial sales load; however, a contingent deferred sales charge of 1% is imposed in the event of redemption within one year of purchase. See "Class A Shares" on page 17.

(3) The 12b-1 fee of 1.00% consists of .75% for distribution expense and .25% for service fees. Long-term holders of Class B shares may pay more than the equivalent of the maximum front-end sales charge otherwise permitted by NASD Rules.

(4) During the fiscal year ending September 30, 1996, the Investment Manager waived a portion of the Fund's management fee and reimbursed certain expenses; absent such fee waiver, the management fee would have been .75% and absent such expense reimbursement, "Total Fund Operating Expenses" would have been 3.1% for Class A shares and 3.9% for Class B shares.

(5) This example does not reflect deduction of (i) the $15 wire transfer fee discussed under "How to Redeem Shares" on page 21 or (ii) the contingent deferred sales charge which is imposed upon redemption of Class A shares purchased in amounts of $1,000,000 or more.

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AS ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED FIVE PERCENT ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN. THE ACTUAL RETURN MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

     The purpose of the foregoing fee table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more detailed discussion of the Fund's fees and expenses, see the discussion under "Management of the Fund," page 14. See "How to Purchase Shares," page 16, for more information concerning the sales load. Also, see Appendix A for a discussion of "Rights of Accumulation" and "Statement of Intention," which options may serve to reduce the front-end sales load on purchases of Class A shares.

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                                       1

SECURITY FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

     The following financial highlights for each of the years in the period ended September 30, 1996, has been audited by Ernst & Young LLP. Such information should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, the Fund's independent auditors, appearing in the September 30, 1996 Annual Report to Stockholders which is incorporated by reference in this Prospectus. The Fund's Annual Report to Stockholders also contains additional information about the performance of the Fund and may be obtained without charge by calling Security Distributors, Inc. at 1-800-888-2461.

                                                                                                            Ratio
                                                                                                            of net
                             Net gains  Total                                              Net    Ratio of  income         Average
Fiscal                       (losses)    from   Dividends  Distri-           Net          assets  expenses  (loss)  Port- commission
year    Net asset   Net         on      invest- (from net  butions          asset         end of     to      to     folio  paid per
ended     value    invest-  securities   ment    invest-    (from   Total   value   Total period  average  average  turn- investment
Septem- beginning   ment    (realized & opera-    ment     capital  distri- end of return (thou-    net      net    over  security
ber 30  of period  income   unrealized)  tions   income)    gains)  butions period   (a)  sands)   assets   assets   rate  traded(e)
------------------------------------------------------------------------------------------------------------------------------------

                     SECURITY ASSET ALLOCATION FUND (CLASS A)

1995      $10.00   $0.04      $0.50     $0.54      $---      $---    $---   $10.54  5.40% $1,906   2.00%    1.33%    129%     ---
(b)(c)(d)
1996(c)(d) 10.54    0.25       0.765     1.015   (0.328)   (0.167)  (0.495)  11.06 10.01%  2,449   2.00%    2.32%     75%   0.0247

                     SECURITY ASSET ALLOCATION FUND (CLASS B)

1995      $10.00   $0.01      $0.49     $0.50      $---      $---    $---   $10.50  5.00% $1,529   3.00%    0.31%    129%     ---
(b)(c)(d)
1996(c)(d) 10.50    0.14       0.77      0.91    (0.273)   (0.167)  (0.44)   10.97  8.97%  2,781   3.00%    1.32%     75%   0.0247

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B shares.

(b) Security Asset Allocation Fund was initially capitalized on June 1, 1995, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(c) Fund expenses were reduced by the Investment Manager during the period and expense ratios absent such reimbursement would have been as follows:

                                        1995     1996
                                        ----     ----
                            Class A     3.6%     3.1%
                            Class B     4.7%     3.9%

(d) Net investment income (loss) was computed using average shares outstanding throughout the period.

(e) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the Fund's statement of operations. Shares traded on a principal basis, such as most over-the-counter and fixed-income transactions, are excluded. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

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                                       2

SECURITY FUNDS
PROSPECTUS
================================================================================
INVESTMENT OBJECTIVE AND
POLICIES OF THE FUND

     Security Asset Allocation Fund (the "Fund") is a series of Security Equity Fund, a diversified, open-end management investment company of the series type, which was organized as a Kansas corporation on November 27, 1961. The Fund's investment objective and policies are described below. There, of course, can be no assurance that such investment objective will be achieved. While there is no present intention to do so, the Fund's investment objective and policies, unless otherwise noted, may be changed by its Board of Directors without the approval of stockholders. If there is a change in investment objective, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund is subject to certain investment policy limitations which may not be changed without stockholder approval. Among these limitations, some of the more important ones are that the Fund will not, with respect to 75 percent of its total assets, invest more than 5 percent of the value of its assets in any one issuer or purchase more than 10 percent of the outstanding voting securities of any one issuer. In addition, the Fund will not invest 25 percent or more of its total assets in any one industry. The full text of the investment policy limitations of the Fund is set forth in the Statement of Additional Information.

     The investment objective of the Fund is to seek high total return, consisting of capital appreciation and current income. The Fund seeks this objective by following an asset allocation strategy that contemplates shifts among a wide range of investment categories and market sectors. The Fund will invest in the following investment categories: equity securities of domestic and foreign issuers, including common stocks, preferred stocks, convertible securities and warrants; debt securities of domestic and foreign issuers, including mortgage-related and other asset-backed securities; exchange-traded real estate investment trusts (REITs); equity securities of companies involved in the exploration, mining, development, production and distribution of gold ("gold stocks"); and domestic money market instruments. See "Investment Methods and Risk Factors" for a discussion of the additional risks associated with investment in foreign securities and REITs, and see the discussion of the risks associated with investment in gold stocks below.

     Investment in gold stocks presents risks, because the prices of gold have fluctuated substantially over short periods of time. Prices may be affected by unpredictable monetary and political policies, such as currency devaluations or revaluations, economic and social conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The unstable political and social conditions in South Africa and unsettled political conditions prevailing in neighboring countries may have disruptive effects on the market prices of securities of South African companies.

     The Fund is not required to maintain a portion of its assets in each of the permitted investment categories. The Fund, however, under normal circumstances, will maintain a minimum of 35 percent of its total assets in equity securities and 10 percent in debt securities. The Fund will not invest more than 55 percent of its total assets in money market instruments (except when in a

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No  dealer,  salesperson,  or  other  person  has  been  authorized  to give any information or to make any representations, other than those contained in this Prospectus and in the Fund's Statement of Additional Information, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Manager, or the Distributor.
--------------------------------------------------------------------------------
                                         3

SECURITY FUNDS
PROSPECTUS
================================================================================

temporary defensive position), more than 80 percent of its total assets in foreign securities, nor more than 20 percent of its total assets in gold stocks. The Fund will not invest 25 percent or more of its assets in the securities of any single country, other than the United States.

     The Investment Manager receives quantitative investment research from Meridian Investment Management Corporation ("Meridian"), which research the Investment Manager uses in strategically allocating the Fund's assets among the investment categories identified above, primarily on the basis of a quantitative asset allocation model. With respect to equity securities, the model analyzes a large number of equity securities based on the following factors: current earnings, earnings history, long-term earnings projections, current price, and risk.

     The Investment Manager then determines (based on the results of Meridian's analysis) which sectors within an identified investment category are deemed to be the most attractive relative to other sectors. For example, the model may indicate that a portion of the Fund's assets should be invested in the domestic equity category of the market and within this category that pharmaceutical stocks represent a sector with an attractive total return potential. Although the Investment Manager anticipates relying on much of the research provided by Meridian, the Investment Manager has ultimate responsibility for the selection of the investment categories and the sectors within those categories.

     The Investment Manager identifies sectors of the domestic and international economy (based on the research provided by Meridian) in which the Fund will invest and then determines which equity securities to purchase within the identified countries and/or sectors. The Investment Manager may utilize certain analytical research provided by Templeton/Franklin Investment Services, Inc. ("Templeton") in selecting equity securities, including gold stocks, for the Fund. Templeton analyzes and monitors analytical research provided by third parties and makes recommendations regarding equity securities in the identified sectors based on such research. The Investment Manager has ultimate responsibility for all buy and sell decisions of the Fund and may determine not to use analytical research provided by Templeton.

     With respect to the selection of debt securities for the Fund, the asset allocation model provided by Meridian analyzes the prices of commodities and finished goods to arrive at an interest rate projection. The Investment Manager will determine the portion of the portfolio to allocate to debt securities and the duration of those securities based on the model's interest rate projections. Gold stocks and REITs will be analyzed in a manner similar to that used for equity securities. Money market instruments will be analyzed based on current returns and the current yield curve. The asset allocation model and stock selection techniques used by the Fund may evolve over time or be replaced by other asset allocation models and/or stock selection techniques. There is no assurance that the model will correctly predict market trends or enable the Fund to achieve its investment objective.

     The debt securities, including convertible securities, in which the Fund may invest will, at the time of investment, consist of "investment grade" bonds, which are bonds rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or that are unrated by S&P and Moody's but considered by the Investment Manager to be of equivalent credit quality. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics and may be more susceptible than higher grade bonds to adverse

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                                       4

SECURITY FUNDS
PROSPECTUS
================================================================================

economic conditions or other adverse circumstances which may result in a weakened capacity to make principal and interest payments. If the Fund holds a security whose rating drops below Baa or BBB, the Investment Manager will reevaluate the credit risk of the security in light of then current market conditions and determine whether to retain or dispose of the security. The Fund will not retain securities rated below Baa or BBB in an amount that exceeds 5 percent of its net assets.

     The Fund may invest in investment grade mortgage-backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The Fund will not invest in an MBS if, as a result of such investment, 25 percent or more of its total assets would be invested in MBSs, including CMOs and mortgage pass-through securities. For a discussion of MBSs and the risks associated with such securities, see "Investment Methods and Risk Factors" -- "Mortgage-Backed Securities," below.

     The Fund may invest up to 10 percent, at the time of investment, of its total assets in restricted securities, that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933. See "Investment Methods and Risk Factors" for a discussion of restricted securities. The Fund may also invest in shares of other investment companies as discussed under "Investment Methods and Risk Factors," below.

     The Fund may write covered call options and purchase put options and may buy and sell futures contracts (and options on such contracts). The Fund may purchase a futures contract or option to hedge a position. It is the Fund's operating policy that initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5 percent of the Fund's net assets. The total market value of securities against which the Fund has written call options may not exceed 25 percent of its total assets. The Fund will not commit more than 5 percent of its total assets to premiums when purchasing put options. Futures contracts and options may not always be successful hedges and their prices can be highly volatile. Using futures contracts and options could lower the Fund's total return and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. Futures contracts and options and the risks associated with such derivative securities are described in further detail under "Investment Methods and Risk Factors" below.

     The Fund does not intend to lend any of its assets other than by purchase of publicly distributed debt securities which are not considered loans, or by entry into repurchase agreements.

INVESTMENT METHODS AND RISK FACTORS

     Some of the risk factors related to certain securities, instruments and techniques are described in the "Investment Objective and Policies" section of this Prospectus and in the Fund's Statement of Additional Information. The following is a description of certain additional risk factors related to various securities, instruments and techniques. Also included is a general description of some of the investment instruments, techniques and methods which may be used by the Fund. Although the Fund may employ the techniques, instruments and methods described below, consistent with its investment objective and policies and any applicable law, it is not required to do so.

INVESTMENT VEHICLES

     SHARES OF OTHER INVESTMENT COMPANIES -- The Fund may invest in shares of other investment companies. The Fund's investment in shares of

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                                       5

SECURITY FUNDS
PROSPECTUS
================================================================================

other investment companies may not exceed immediately after purchase 10 percent of the Fund's total assets and no more than 5 percent of its total assets may be invested in the shares of any one investment company. Investment in the shares of other investment companies has the effect of requiring shareholders to pay the operating expenses of two mutual funds.

     CONVERTIBLE SECURITIES AND WARRANTS -- Convertible securities are debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally two or more years).

     MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs), include certain securities issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), or Federal Home Loan Mortgage Corporation (FHLMC); securities issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and securities issued by private issuers that represent an interest in or are collateralized by mortgage loans. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. The Fund will not invest in securities known as "inverse floating obligations," "residual interest bonds," or "interest-only"
(IO) and "principal-only" (PO) bonds, the market values of which will generally be more volatile than the market values of most MBSs. MBSs have been referred to as "derivatives" because the performance of MBSs is dependent upon and derived from underlying securities.

     Investment in MBSs poses several risks, including prepayment, market and credit risks. PREPAYMENT RISK reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages and the Fund may invest in CMOs which are subject to greater risk of prepayment. MARKET RISK reflects the chance that the price of the security may fluctuate over time. The price of MBSs may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of MBSs, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. CREDIT RISK reflects the chance that the Fund may not receive

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                                       6

SECURITY FUNDS
PROSPECTUS
================================================================================

all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest by the agency or instrumentality, and some, such as GNMA certificates, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, are supported only by the credit of the instrumentality. Although securities issued by U.S. Government-related agencies are guaranteed by the U.S. Government, its agencies or instrumentalities, shares of the Fund are not so guaranteed in any way. The performance of private label MBSs, issued by private institutions, is based on the financial health of those institutions. There is no guarantee the Fund's investment in MBSs will be successful, and the Fund's total return could be adversely affected as a result.

     ASSET-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, for example, automobile, credit card or trade receivables. Asset-backed commercial paper, one type of asset-backed security, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

     The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement.

     REAL ESTATE INVESTMENT TRUSTS (REITS) -- A REIT is a trust that invests in a diversified portfolio of real estate holdings. Investment in REITs involves certain special risks. Equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the Investment Company Act of 1940. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

     WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES -- Purchase or sale of securities on a "forward commitment" basis may be used to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward

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SECURITY FUNDS
PROSPECTUS
================================================================================

commitments only with the intention of actually receiving or delivering the securities, as the case may be; however, the Fund may dispose of a commitment prior to settlement if the Investment Manager deems it appropriate to do so. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

     RESTRICTED SECURITIES -- Restricted securities are acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of such securities at the time considered most advantageous, and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. The Fund may purchase only restricted securities that are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933. Trading restricted securities pursuant to Rule 144A may enable the Fund to dispose of restricted securities at a time considered to be advantageous and/or at a more favorable price than would be available if such securities were not traded pursuant to Rule 144A. However, the Rule 144A market is relatively new and liquidity of the Fund's investment in such market could be impaired if trading does not develop or declines. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement. If, during a period, adverse conditions were to develop, a Fund might obtain a less favorable price than prevailing when it decided to sell.

     The Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A securities. As permitted by Rule 144A, the Board of Directors has delegated this responsibility to the Investment Manager. In making the determination regarding the liquidity of Rule 144A securities, the Investment Manager will consider trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Investment Manager may consider: (1) the frequency of trades and quotes; (2) the number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of the market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities. It is the Fund's policy that not more than 15 percent of its net assets will be invested in illiquid securities. Included in this

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                                       8

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SECURITY FUNDS
PROSPECTUS
================================================================================

category are "restricted" securities deemed illiquid by the Investment Manager under procedures adopted by the Board, and any other assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation.

     AMERICAN DEPOSITARY RECEIPTS (ADRS) -- The ADRs in which the Fund invests are dollar-denominated receipts sponsored by U.S. banks which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Investors should consider carefully the substantial risks involved in investing in securities issued by companies of foreign nations, which are in addition to the usual risks inherent in domestic investments. See "Foreign Investment Risks," below.

     REPURCHASE AGREEMENTS -- A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than seven days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate of the purchased security. Repurchase agreements will be fully collateralized including interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case, the Fund will be subject to risks associated with changes in market value of the collateral securities.

MANAGEMENT PRACTICES

     CASH RESERVES -- The Fund may establish and maintain reserves as the Investment Manager believes is advisable to facilitate the Fund's cash flow needs (e.g., redemptions, expenses, and purchases of portfolio securities) or for temporary, defensive purposes. Such reserves will be invested in domestic money market instruments rated within the top two credit categories by a national rating organization, or if unrated, the Investment Manager equivalent. The Fund may also invest in certificates of deposit issued by banks and bank demand accounts.

     BORROWING -- The Fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the Fund's investment objective and policies. As a fundamental policy which may not be changed without stockholder approval, the Fund's borrowings may not exceed 33 1/3 percent of the Fund's total assets; the Fund, however, does not expect borrowings to exceed 10 percent of total assets. To the extent that the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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================================================================================

     FORWARD CURRENCY TRANSACTIONS -- In seeking to protect against currency exchange rate or interest rate changes that are adverse to their present or prospective positions, the Fund may employ certain risk management practices involving the use of forward currency contracts and options contracts, futures contracts and options on futures contracts on U.S. and foreign government securities and currencies. There can be no assurance that such risk management practices will succeed.

     To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. For example, when the Fund anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, if the Investment Manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the Investment Manager expects to decline in an amount up to the value of the portfolio securities held by the Fund denominated in a foreign currency.

     The Fund's use of forward currency contracts or options and futures transactions involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the Investment Manager's ability to predict movements in exchange rates; imperfect correlation between movements in exchange rates and movements in the currency hedged; and the fact that the skills needed to effectively hedge against the Fund's currency risks are different from those needed to select the securities in which the Fund invests. The Fund also may conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     OPTIONS -- The Fund may purchase put options and write covered call options on securities that are traded on recognized securities exchanges and over-the-counter ("OTC") markets. When the Fund writes a covered call option, it gives the purchaser of the option the right, but not the obligation, to buy the underlying security owned by the Fund at the agreed upon exercise price at any time prior to the expiration of the contract, regardless of the market price of the security during the option period. The purchase price (premium) paid to the Fund is the consideration for undertaking the obligations of the option contract. The Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as the option remains open and covered, except insofar as the premium represents profit. By writing a call option, the Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Fund will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of the Fund's portfolio securities will be offset to the extent of the premiums received (net of transaction costs).

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SECURITY FUNDS
PROSPECTUS
================================================================================

     The Fund may write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. Government securities or other liquid securities having a value equal to the fluctuating market value of the optioned securities or currencies. During the option period, the writer of a call option has given up the opportunity for capital appreciation above the exercise price should market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves the risk relating to the Fund's ability to close out options it has written.

     A put option gives the Fund the right, but not the obligation, to sell the underlying security to the writer of the option at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the security during the option period. The writer may be forced to purchase a security from the Fund at a price much higher than the market price at the time the option is exercised. The Fund in purchasing a put option risks the loss of the entire purchase price (premium) of the option. The Fund may sell a put option which it has previously purchased prior to sale of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put which is sold.

     FUTURES CONTRACTS AND RELATED OPTIONS -- The Fund may buy and sell futures contracts (and options on such contracts) to manage exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A financial futures contract calls for delivery of a particular security at a certain time in the future. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future time. The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect the Fund's securities from a decrease in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, the purchaser of a put option on a futures contract is entitled (but not obligated) to sell a futures contract at a fixed price during the life of the option.

     Financial futures contracts include interest rate futures contracts and stock index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, interest rate securities called for in a contract at a specified future time at a specified price. A stock index assigns relative values to common stocks included in the index and the index fluctuates with changes in the market values of the common stocks included. A stock index futures contract is a bilateral contract pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a

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                                       11

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SECURITY FUNDS
PROSPECTUS
================================================================================

specified exercise price at any time during the period of the option.

     REGULATORY MATTERS RELATED TO FUTURES AND OPTIONS -- In connection with its proposed futures and options transactions, the Fund filed with the CFTC a notice of eligibility for exemption from the definition of (and therefore from CFTC regulation as) a "commodity pool operator" under the Commodity Exchange Act. The Fund represents in its notice of eligibility that: (i) it will not purchase or sell futures or options on futures contracts or stock indices if as a result the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5 percent of its assets; and (ii) with respect to each futures contract purchased or long position in an option contract, the Fund will set aside in a segregated account cash, cash equivalents, U.S. Government securities or other liquid securities, in an amount equal to the market value of such contract less the initial margin deposit.

     The Staff of the Securities and Exchange Commission ("SEC") has taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in Section 18 of the Investment Company Act of 1940 on investment companies' issuing senior securities. However, the Staff has issued letters declaring that it will not recommend enforcement action under Section 18 if an investment company: (i) sells futures contracts to offset expected declines in the value of the investment company's securities, provided the value of such futures contracts does not exceed the total market value of those securities (plus such additional amount as may be necessary because of differences in the volatility factor of the securities vis-a-vis the futures contracts); (ii) writes call options on futures contracts, stock indexes or other securities, provided that such options are covered by the investment company's holding of a corresponding long futures position, by its ownership of securities which correlate with the underlying stock index, or otherwise; (iii) purchases futures contracts, provided the investment company establishes a segregated account ("segregated account") consisting of cash, cash equivalents, U.S. Government securities or other liquid securities, in an amount equal to the total market value of such futures contracts less the initial margin deposited therefor; and (iv) writes put options on futures contracts, stock indexes or other securities, provided that such options are covered by the investment company's holding of a corresponding short futures position, by establishing a segregated account in an amount equal to the value of its obligation under the option, or otherwise.

     The fund will conduct its purchases and sales of any futures contracts and writing of related options transactions in accordance with the foregoing.

RISK FACTORS

     GENERAL -- The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and, if invested in foreign securities, its net currency exposure. The value of fixed income securities generally fluctuates inversely with interest rate movements. Longer term bonds held by the Fund are subject to greater interest rate risk. There is no assurance that the Fund will achieve its investment objective.

     FUTURES AND OPTIONS RISK -- Futures contracts and options can be highly volatile and could result in reduction of the Fund's total return, and the Fund's attempt to use such investments for hedging purposes may not be successful.

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SECURITY FUNDS
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Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. Losses from futures could be significant if the Fund is unable to close out its position due to distortions in the market or lack of liquidity. The Fund's risk of loss from the use of futures extends beyond its initial investment and could potentially be unlimited.

     The use of futures and options involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Investment Manager seeks to protect the Fund against potential adverse movements in the securities or interest rate markets using these instruments and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures and options include: (1) the risk that interest rates or securities prices will not move in the directions anticipated;
(2) imperfect correlation between the price of futures and options and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. Certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which the Fund may enter into futures contracts or engage in options transactions.

     FOREIGN INVESTMENT RISKS -- Investment in foreign securities may involve risks and considerations not present in domestic investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. The Fund's income and gains from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing its income and gains. In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

     CURRENCY RISK -- Because the Fund invests in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest

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SECURITY FUNDS
PROSPECTUS
================================================================================

earned by the Fund and gains and losses realized by the Fund. In addition, the Fund may incur costs in connection with the conversion or transfer of foreign currencies. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

MANAGEMENT OF THE FUND

     The management of the Fund's business and affairs is the responsibility of the Board of Directors. Security Management Company, LLC (the "Investment Manager"), 700 Harrison Street, Topeka, Kansas, is responsible for selection and management of the Fund's portfolio investments. The Investment Manager is a limited liability company, which is ultimately controlled by Security Benefit Life Insurance Company, a mutual life insurance company with over $15 billion of insurance in force. The Investment Manager also acts as investment adviser to Security Growth and Income Fund, Security Ultra Fund, Security Income Fund, Security Tax-Exempt Fund, Security Cash Fund and SBL Fund. On September 30, 1996, the aggregate assets of all of the Funds under the investment management of the Investment Manager were approximately $3.4 billion.

     The Investment Manager has entered into a quantitative research agreement with Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado 80112 ("Meridian"). Meridian provides research which the Investment Manager uses in strategically allocating the assets of the Fund among investment categories and market sectors. The Investment Manager pays Meridian an annual fee equal to .20 percent of the average daily net assets of the Fund, calculated daily and payable quarterly. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation.

     The Investment Manager has entered into an analytical research agreement with Templeton/ Franklin Investment Services, Inc., 777 Mariners Island Boulevard, San Mateo, California 94404 ("Templeton"). Templeton provides research used by the Investment Manager in the selection of equity securities for the Fund. The Investment Manager pays Templeton an annual fee equal to .30 percent of the average net assets of the Fund invested in equity securities. Templeton is an indirect wholly-owned subsidiary of Templeton Worldwide, Inc. which in turn is a direct wholly-owned subsidiary of Franklin Resources, Inc.

     Subject to the supervision and direction of the Fund's Board of Directors, the Investment Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies and makes all investment decisions. The Investment Manager has agreed that total annual expenses of the Fund (including for any fiscal year, the management fee, but excluding interest, taxes, brokerage commissions, extraordinary expenses and Class B distribution fees) shall not exceed the level of expenses which the Fund is permitted to bear under the most restrictive expense limitation imposed by any state

--------------------------------------------------------------------------------
                                       14

SECURITY FUNDS
PROSPECTUS
================================================================================

in which shares of the Fund are then qualified for sale. The Investment Manager will contribute such funds to the Fund or waive such portion of its compensation as may be necessary to insure that such total annual expenses do not exceed any such limitation.

     The Investment Manager also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for the Fund.

     For its services, the Investment Manager receives, on an annual basis, an investment advisory fee equal to 1.00 percent of the average daily net assets of the Fund, calculated daily and payable monthly. The Investment Manager also receives, on an annual basis, an administrative fee equal to .045 percent of the average daily net assets of the Fund plus the greater of .10 percent of its average net assets or (i) $30,000 in the year ended April 29, 1996; (ii) $45,000 in the year ending April 29, 1997; and (iii) $60,000 thereafter.

     For the year ended September 30, 1996, the total expenses of the Fund, as a percentage of average net assets, were 2.0 percent for Class A shares and 3.0 percent for Class B shares.


PROPOSED SUB-ADVISORY AGREEMENT FOR THE FUND

     The Board of Directors of Security Equity Fund has approved a new sub-advisory agreement between the Investment Manager and Meridian Investment Management Corporation ("Meridian"). Meridian currently provides research which the Investment Manager uses in strategically allocating the assets of the Fund among investment categories and market sectors. Templeton/Franklin Investment Services, Inc. ("Templeton") also currently provides research used by the Investment Manager in the selection of equity securities for the Fund. The new sub-advisory agreement provides for Meridian to provide sub-advisory services to the Fund. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation which is controlled by its two stockholders, Michael J. Hart and Craig T. Callahan.

     The Board of Directors, including a majority of the disinterested directors of Security Equity Fund, approved the agreement at a meeting of the Board held on May 2, 1997. The stockholders will vote on approval of the proposed sub-advisory agreement at a special meeting of stockholders to be held August 1, 1997. If the stockholders approve the new sub-advisory agreement, the existing research agreements with Templeton and Meridian will terminate effective August 1, 1997, and the proposed agreement will be in effect on that date. The terms of the new sub-advisory agreement provide for the Investment Manager to pay Meridian an annual fee equal to a percentage of the average daily closing value of the net assets of the Series, computed on a daily basis, according to the following schedule:

          AVERAGE DAILY NET
        ASSETS OF THE SERIES              ANNUAL FEE
        --------------------              ----------
     Less than $100 Million              .40%, plus

     $100 Million but less
          than $200 Million              .35%, plus

     $200 Million but less
          than $400 Million              .30%, plus

     $400 Million or more                .25%

See "Management of the Fund" above for more information about the existing research agreements.


PORTFOLIO MANAGEMENT

     The Fund is managed by an investment management team of Portfolio Managers and

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                                       15

SECURITY FUNDS
PROSPECTUS
================================================================================

Research Analysts of the Investment Manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team is responsible for the day-to-day management of the Fund's portfolio. Jane Tedder, Senior Portfolio Manager, has day-to-day responsibility for managing the fixed-income portion of the Fund's portfolio and for supervising the services provided by Meridian and Templeton. She has had responsibility for the Fund since January 1996.

     Ms. Tedder, Vice President and Senior Portfolio Manager of the Investment Manager, has 20 years of experience in the investment field. Prior to joining the Investment Manager in 1983, she served as Vice President and Trust Officer of Douglas County Bank in Kansas. Ms. Tedder earned a bachelor's degree in education from Oklahoma State University and advanced diplomas from National Graduate Trust School, Northwestern University, and Stonier Graduate School of Banking, Rutgers University. She is a Chartered Financial Analyst.

HOW TO PURCHASE SHARES

     Security Distributors, Inc. (the "Distributor"), 700 Harrison Street, Topeka, Kansas, a wholly-owned subsidiary of the Investment Manager, is principal underwriter of the Fund. Shares of the Fund may be purchased through authorized investment dealers. In addition, banks and other financial institutions that have an agreement with the Distributor, may make shares of the Fund available to their customers. The minimum initial purchase must be $100. Subsequent purchases must be $100 unless made through an Accumulation Plan which allows subsequent purchases of $20.

     Orders for the purchase of shares of the Fund will be confirmed at an offering price equal to the net asset value per share next determined after receipt of the order in proper form by the Distributor (generally as of the close of the New York Stock Exchange on that day) plus the sales charge in the case of Class A shares. Orders received by dealers or other firms prior to the close of the Exchange and received by the Distributor prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

     Orders for shares received by broker-dealers prior to that day's close of trading on the New York Stock Exchange and transmitted to the Fund prior to its close of business that day will receive the offering price equal to the net asset value per share computed at the close of trading on the Exchange on the same day plus, in the case of Class A shares, the sales charge. Orders received by broker-dealers after that day's close of trading on the Exchange and transmitted to the Fund prior to the close of business on the next business day will receive the next business day's offering price.

     The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

ALTERNATIVE PURCHASE OPTIONS The Fund offers two classes of shares:

     CLASS A SHARES -- FRONT-END LOAD OPTION -- Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed (except that shares sold in an amount of $1,000,000 or more without a front-end sales charge will be subject to a contingent deferred sales charge for one year). See Appendix A for a discussion of "Rights of Accumulation" and "Statement of Intention," which options may reduce the front-end sales charge on purchases of Class A shares.

     CLASS B SHARES -- BACK-END LOAD OPTION -- Class B shares are sold without a sales charge at

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                                       16

SECURITY FUNDS
PROSPECTUS
================================================================================

the time of purchase, but are subject to a deferred sales charge if they are redeemed within five years of the date of purchase. Class B shares will automatically convert tax-free to Class A shares at the end of eight years after purchase.

     The decision as to which class is more beneficial to an investor depends on the amount and intended length of the investment. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B shares, in which case 100 percent of the purchase price is invested immediately, depending on the amount of the purchase and the intended length of investment. The Fund will not normally accept any purchase of Class B shares in the amount of $500,000 or more.

     Dealers or others receive different levels of compensation depending on which class of shares they sell.

CLASS A SHARES

     Class A shares are offered at net asset value plus an initial sales charge as follows:

                                SALES CHARGE
                    ---------------------------------------
                                 PERCENTAGE
     AMOUNT OF      PERCENTAGE     OF NET      PERCENTAGE
   TRANSACTION AT   OF OFFERING    AMOUNT      REALLOWABLE
   OFFERING PRICE      PRICE      INVESTED     TO DEALERS
-----------------------------------------------------------
Less than $50,000      5.75%        6.10%        5.00%
$50,000 but less
   than $100,000       4.75%        4.99%        4.00%
$100,000 but less
   than $250,000       3.75%        3.90%        3.00%
$250,000 but less
   than $500,000       2.75%        2.83%        2.25%
$500,000 but less
   than $1,000,000     2.00%        2.04%        1.75%
$1,000,000 or more     None         None      (See below)

     Purchases of Class A shares in an amount of $1,000,000 or more are at net asset value (without a sales charge), but are subject to a contingent deferred sales charge of 1.00 percent in the event of redemption within one year following purchase. For a discussion of the contingent deferred sales charge, see "Calculation and Waiver of Contingent Deferred Sales Charges" on page 19.

     The Distributor will pay a commission to dealers on Class A purchases of $1,000,000 or more as follows: 1.00 percent on sales up to $5,000,000, plus .50 percent on sales of $5,000,000 or more up to $10,000,000 and .10 percent on any amount of $10,000,000 or more.

     The Investment Manager may, at its expense, pay a service fee to dealers who satisfy certain criteria established by the Investment Manager from time to time relating to the volume of their sales of Class A shares of the Fund and certain other Security Funds during prior periods and certain other factors, including providing certain services to their clients who are stockholders of the Fund. Such services include assisting in maintaining records, processing purchase and redemption requests and establishing stockholder accounts, assisting stockholders in changing account options or enrolling in specific plans, and providing stockholders with information regarding the Fund and related developments.

     Currently, service fees are paid at the following annual rates: .25 percent of aggregate net asset value for amounts of $100,000 but less than $5,000,000 and .30 percent for amounts of $5,000,000 or more.

     Additional information may be obtained by referring to the Fund's Statement of Additional Information.

CLASS B SHARES

     Class B shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge on shares redeemed within five years of the date of purchase. No deferred sales charge is

--------------------------------------------------------------------------------
                                       17

SECURITY FUNDS
PROSPECTUS
================================================================================

imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable. The deferred sales charge is retained by the Distributor.

     Whether a contingent deferred sales charge is imposed and the amount of the charge will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed, according to the following schedule:

    YEAR SINCE PURCHASE     CONTINGENT DEFERRED
     PAYMENT WAS MADE          SALES CHARGE
    -------------------     -------------------
        First                       5%
        Second                      4%
        Third                       3%
        Fourth                      3%
        Fifth                       2%
    Sixth and following             0%

     Class B shares (except shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares) will automatically convert on the eighth anniversary of the date such shares were purchased to Class A shares which are subject to a lower distribution fee. This automatic conversion of Class B shares will take place without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to the Investment Manager.) All shares purchased through reinvestment of dividends and other distributions paid with respect to Class B shares ("reinvestment shares") will be considered to be held in a separate subaccount. Each time any Class B shares (other than those held in the subaccount) convert to Class A shares, a pro rata portion of the reinvestment shares held in the subaccount will also convert to Class A shares. Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B stockholders.

CLASS B DISTRIBUTION PLAN

     The Fund bears some of the costs of selling its Class B shares under a Distribution Plan adopted with respect to its Class B shares ("Class B Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). This Plan provides for payments at an annual rate of 1.00 percent of the average daily net asset value of Class B shares. Amounts paid by the Fund are currently used to pay dealers and other firms that make Class B shares available to their customers (1) a commission at the time of purchase normally equal to 4.00 percent of the value of each share sold and (2) a service fee for account maintenance and personal service to shareholders payable for the first year, initially, and for each year thereafter, quarterly, in an amount equal to .25 percent annually of the average daily net asset value of Class B shares sold by such dealers and other firms and remaining outstanding on the books of the Fund. Amounts paid under the Fund's Class B Distribution Plan may exceed actual distribution expenses.

--------------------------------------------------------------------------------
                                       18

SECURITY FUNDS
PROSPECTUS
================================================================================

     NASD Rules limit the aggregate amount that the Fund may pay annually in distribution costs for the sale of its Class B shares to 6.25 percent of gross sales of Class B shares since the inception of the Distribution Plan, plus interest at the prime rate plus one percent on such amount (less any contingent deferred sales charges paid by Class B shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

     The Fund's Class B Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class B shares. In the event the Class B Distribution Plan is terminated by the Class B stockholders or the Fund's Board of Directors, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sale of its shares other than the distribution fee paid to the Distributor.

CALCULATION AND WAIVER OF CONTINGENT DEFERRED SALES CHARGES

     Any contingent deferred sales charge imposed upon redemption of Class A shares (purchased in an amount of $1,000,000 or more) and Class B shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or
(2) the net cost of such shares. No contingent deferred sales charge is imposed upon redemption of amounts derived from (1) increases in the value above the net cost of such shares due to increases in the net asset value per share of the Fund; (2) shares acquired through reinvestment of income dividends and capital gain distributions; or (3) Class A shares (purchased in an amount of $1,000,000 or more) held for more than one year or Class B shares held for more than five years. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

     The contingent deferred sales charge is waived (1) following the death of a stockholder if redemption is made within one year after death; (2) upon the disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a stockholder prior to age 65 if redemption is made within one year after the disability, provided such disability occurred after the stockholder opened the account; (3) in connection with required minimum distributions in the case of an IRA, SAR-SEP or Keogh or any other retirement plan qualified under section 401(a), 401(k) or 403(b) of the Code; and (4) in the case of distributions from retirement plans qualified under section 401(a) or 401(k) of the Internal Revenue Code due to (i) returns of excess contributions to the plan, (ii) retirement of a participant in the plan, (iii) a loan from the plan (repayment of loans, however, will constitute new sales for purposes of assessing the
CDSC), (iv) "financial hardship" of a participant in the plan, as that term is defined in Treasury Regulation section 1.401(k)-1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan. The contingent deferred sales charge

--------------------------------------------------------------------------------
                                       19

SECURITY FUNDS
PROSPECTUS
================================================================================

will  also be waived  in the case of  redemptions  of Class B shares of the Fund
pursuant  to  a  systematic  withdrawal  program.  See  "Systematic   Withdrawal
Program," page 26 for details.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS

     The Investment Manager or Distributor, from time to time, will provide promotional incentives or pay a bonus, including reallowance of up to the entire sales charge, to certain dealers whose representatives have sold or are expected to sell significant amounts of the Fund and/or certain other funds managed by the Investment Manager. Such promotional incentives will include payment for attendance (including travel and lodging expenses) by qualifying registered representatives (and members of their families) at sales seminars at luxury resorts within or without the United States. The Distributor may also provide financial assistance to dealers in connection with advertising. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc. ("NASD"). A dealer to whom substantially the entire sales charge of Class A shares is reallowed may be deemed to be an "underwriter" under federal securities laws.

     The Distributor also may pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of the payments made allowable to dealers for the sale of such shares as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were prohibited from acting in any capacity or providing any of the described services, the Fund's Board of Directors would consider what action, if any, would be appropriate.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Investment Manager or Distributor also may pay a marketing allowance to dealers who meet certain eligibility criteria. This allowance is paid with reference to new sales of Fund shares in a calendar year. To be eligible for this allowance in any given year, the dealer must sell a minimum of $2,000,000 of Class A and Class B shares during that year. The marketing allowance ranges from .15 percent to .75 percent of aggregate new sales depending upon the volume of shares sold. See the Fund's Statement of Additional Information for more detailed information about the marketing allowance.

PURCHASES AT NET ASSET VALUE

     Class A shares of the Fund may be purchased at net asset value by (1) directors, officers and employees of the Fund, the Fund's Investment Manager or Distributor; directors, officers and employees of Security Benefit Life Insurance Company and its subsidiaries; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above;
(3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and

--------------------------------------------------------------------------------
                                       20

SECURITY FUNDS
PROSPECTUS
================================================================================

minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.

     Class A shares of the Fund may also be purchased at net asset value when the purchase is made on the recommendation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (ii) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed. The Distributor must be notified when a purchase is made that qualifies under this provision.

HOW TO REDEEM SHARES

     A stockholder may redeem shares at the net asset value next determined after the time when such shares are tendered for redemption.

     Shares will be redeemed on request of the stockholder in proper order to the Fund's Investment Manager, Security Management Company, LLC, 700 Harrison Street, Topeka, Kansas 66636-0001, which serves as the Fund's transfer agent. A request is made in proper order by submitting the following items to the Investment Manager: (1) a written request for redemption signed by all registered owners exactly as the account is registered, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed; (2) a guarantee of all signatures on the written request or on the share certificate or accompanying stock power; (3) any share certificates issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Investment Manager for redemption by corporations or other organizations, executors, administrators, trustees, custodians or the like. Transfers of shares are subject to the same requirements. The signature guarantee must be provided by an eligible guarantor institution, such as a bank, broker, credit union, national securities exchange or savings association. A signature guarantee is not required for redemptions of $10,000 or less, requested by and payable to all stockholders of record for an account, to be sent to the address of record. The Investment Manager reserves the right to reject any signature guarantee pursuant to its written procedures which may be revised in the future. To avoid delay in redemption or transfer, stockholders having questions should contact the Investment Manager by calling 1-800-888-2461, extension 3127.

     The  redemption  price  will be the net  asset  value  of the  shares  next computed after the redemption request in proper order is received by the Investment Manager. Payment of the amount due, less any applicable deferred sales charge, will be made by check within seven days after receipt of the redemption request in proper order. Payment may also be made by wire at the sole discretion of the Investment Manager. If a wire transfer is requested, the Investment Manager must be provided with the name and address of the stockholder's bank as well as the account number to which payment is to be wired. Checks will be mailed to the stockholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the shares are registered), by certified

--------------------------------------------------------------------------------
                                       21

SECURITY FUNDS
PROSPECTUS
================================================================================

or cashier's check, or by express mail, if requested, will be at a charge of $15, which will be deducted from the redemption proceeds.

     In addition to the foregoing redemption procedure, the Fund repurchases shares from broker-dealers at the price determined as of the close of business on the day such offer is confirmed. Dealers may charge a commission on the repurchase of shares.

     At various times, requests may be made to redeem shares for which good payment has not yet been received. Accordingly, the mailing of a redemption check may be delayed until such time as good payment has been collected for the purchase of the shares in question, which may take up to 15 days from the date of purchase.

     Requests may also be made to redeem shares in an account for which the stockholder's tax identification number has not been provided. To the extent permitted by law, the redemption proceeds from such an account will be reduced by $50 to reimburse for the penalty imposed by the Internal Revenue Service for failure to report the tax identification number.

TELEPHONE REDEMPTIONS

     A stockholder may redeem uncertificated shares in amounts up to $10,000 by telephone request, provided the stockholder has completed the Telephone Redemption section of the application or a Telephone Redemption form which may be obtained from the Investment Manager. The proceeds of a telephone redemption will be sent to the stockholder at his or her address as set forth in the application or in a subsequent written authorization with a signature guarantee. Once authorization has been received by the Investment Manager, a stockholder may redeem shares by calling the Fund at (800) 888-2461, extension 3127, on weekdays (except holidays) between the hours of 7:00 a.m. and 6:00 p.m. Central time. Redemption requests received by telephone after the close of the New York Stock Exchange (normally 3 p.m. Central time) will be treated as if received on the next business day. A stockholder who authorizes telephone redemptions authorizes the Investment Manager to act upon the instructions of any person identifying themselves as the owner of an account or the owner's broker. The
Investment Manager has established procedures to confirm that instructions communicated by telephone are genuine and may be liable for any losses due to fraudulent or unauthorized instructions if it fails to comply with its procedures. The Investment Manager's procedures require that any person requesting a telephone redemption provide the account registration and number and the owner's tax identification number, and such instructions must be received on a recorded line. Neither the Fund, the Investment Manager, nor the Distributor shall be liable for any loss, liability, cost or expense arising out of any redemption request, provided the Investment Manager complied with its procedures. Thus, a stockholder who authorizes telephone redemptions may bear the risk of loss from a fraudulent or unauthorized request. The telephone redemption privilege may be changed or discontinued at any time by the Investment Manager or the Fund.

     During  periods  of  severe  market  or  economic   conditions,   telephone
redemptions  may  be  difficult  to  implement  and  stockholders   should  make
redemptions by mail as described under "How to Redeem Shares."

DIVIDENDS AND TAXES

     It is the Fund's policy to distribute realized capital gains, if any, in excess of any capital losses and capital loss carryovers, at least once a year

--------------------------------------------------------------------------------
                                       22

SECURITY FUNDS
PROSPECTUS
================================================================================

and to pay dividends from net investment income as the Fund's Board of Directors may declare from time to time. Because Class A shares of the Fund bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B shares of the Fund bear such costs through a higher distribution fee, expenses attributable to Class B shares will generally be higher and, as a result, income distributions paid by the Fund with respect to Class B shares generally will be lower than those paid with respect to Class A shares. Any dividend payment or capital gain distribution will result in a decrease of the net asset value of the shares in an amount equal to the payment or distribution. All dividends and distributions are automatically reinvested on the payable date in shares of the Fund at net asset value as of the record date (reduced by an amount equal to the amount of the dividend or distribution), unless the Investment Manager is previously notified in writing by the stockholder that such dividends or distributions are to be received in cash. A stockholder may request that such dividends or distributions be directly deposited to the stockholder's bank account. Dividends or distributions paid with respect to Class A shares and received in cash may, within 30 days of the payment date, be reinvested without a sales charge.

     The Fund is to be treated separately from the other series of Security Equity Fund in determining the amounts of income and capital gains distributions, and for this purpose, each series will reflect only the income and gains, net of losses, of that series.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code. Such qualification generally removes the liability for federal income taxes from the Fund, and generally makes federal income tax upon income and capital gains generated by the Fund's investments, the sole responsibility of its stockholders provided the Fund continues to so qualify and distributes all of its net investment income and net realized capital gain to its stockholders. Furthermore, the Fund generally will not be subject to excise taxes imposed on certain regulated investment companies provided that it distributes 98 percent of its ordinary income and 98 percent of its net capital gain income each year.

     Distributions of net investment income and realized net short-term capital gain are taxable to stockholders as ordinary income whether received in cash or reinvested in additional shares. Distributions (designated by the Fund as "capital gain dividends") of the excess, if any, of net long-term capital gains over net short-term capital losses are taxable to stockholders as long-term capital gains regardless of how long a stockholder has held the Fund's shares and regardless of whether received in cash or reinvested in additional shares. Stockholders should consult their tax adviser to determine the federal, state and local tax consequences to them from an investment in the Fund.

     Certain dividends declared in October, November or December of a calendar year are taxable to stockholders as though received on December 31 of that year if paid to stockholders during January of the following calendar year.

     Advice as to the tax status of each year's distributions will be mailed on or before January 31, of the following year. The Fund is required by law to withhold 31 percent of taxable dividends and distributions (including redemption proceeds) to stockholders who do not furnish their correct taxpayer identification numbers, or are otherwise subject to the backup withholding provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------
                                       23

SECURITY FUNDS
PROSPECTUS
================================================================================

FOREIGN TAXES

     Investment income and gains received from sources within foreign countries may be subject to foreign income and other taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30 percent or more. The United States has entered into tax treaties with many foreign countries which entitle certain investors to a reduced tax rate (generally 10 to 15 percent) or to certain exemptions from tax. The Fund intends to operate so as to qualify for such reduced tax rates or tax redemptions whenever possible. While stockholders will bear indirectly the cost of any foreign tax withholding, they will not be able to claim foreign tax credit or deduction for taxes paid by the Fund.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 3 p.m. Central time) on days when the Exchange is open.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. In determining the Fund's total net assets, securities listed or traded on a recognized securities exchange will be valued on the basis of the last sale price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on prices from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the last current bid price. If there is no bid price, or if the bid price is deemed unsatisfactory by the Board of Directors or by the Investment Manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair market value. Valuations of the Fund's securities are supplied by a pricing service approved by the Fund's Board of Directors.

     Because the expenses of distribution are borne by Class A shares through a front-end sales charge and by Class B shares through an ongoing distribution fee, the expenses attributable to each class of shares will differ, resulting in different net asset values. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution fee charged to Class B shares. It is expected, however, that the net asset value per share will tend to converge immediately after the payment of dividends which will differ in amount for Class A and B shares by approximately the amount of the different distribution expenses attributable to Class A and B shares.

TRADING PRACTICES AND BROKERAGE

     The portfolio turnover rate for the Fund for the fiscal year ended September 30, 1996, was 75 percent for Class A and Class B shares. Higher portfolio turnover (over 100 percent) subjects a Fund to increased brokerage costs and may, in some cases, have adverse tax effects on the Fund or its stockholders. The annual portfolio turnover of the Fund generally will be more than 100 percent but is not expected to exceed 200 percent.

     Transactions in portfolio securities for the Fund are effected in the manner deemed to be in the best interests of the Fund. In selecting a broker to execute a specific transaction, all relevant factors will be considered. Portfolio transactions may be directed to brokers who furnish investment information or research services to the Investment Manager or who sell shares of the

--------------------------------------------------------------------------------
                                       24

SECURITY FUNDS
PROSPECTUS
================================================================================

Fund. The Investment Manager may, consistent with the NASD Rules of Fair Practice, consider sales of Fund shares in the selection of a broker. Securities held by the Fund may also be held by other investment advisory clients of the Investment Manager, including other investment companies, and by the Investment Manager's parent company, Security Benefit Life Insurance Company ("SBL"). Purchases or sales of the same security occurring on the same day (which may include orders from SBL) may be aggregated and executed as a single transaction, subject to the Investment Manager's obligation to seek best execution. Aggregated purchases or sales are generally effected at an average price and on a pro rata basis (transaction costs will also be shared on a pro rata basis) in proportion to the amounts desired to be purchased or sold. See the Fund's Statement of Additional Information for a more detailed description of aggregated transactions.

PERFORMANCE

     The Fund may, from time to time, include quotations of its average annual total return and aggregate total return in advertisements or reports to stockholders or prospective investors.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund). Such total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     Quotations of aggregate total return will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and assuming that all dividends and distributions are reinvested when paid. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at total return. Total return calculated in this manner reflects actual performance over a stated period of time while average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return.

     In addition, quotations of aggregate total return may also be calculated for several consecutive one-year periods, expressing the total return as a percentage increase or decrease in the value of the investment for each year relative to the ending value for the previous year. The Fund may from time to time quote total return that does not reflect deduction of any applicable sales charge, which charges, if reflected, would reduce the total return quoted.

     Quotations of average annual total return or aggregate total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its average annual total return and aggregate total return to current or prospective stockholders, the Fund also may compare these figures to the performance of other mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. The Fund will include performance data for both Class A and

--------------------------------------------------------------------------------
                                       25

SECURITY FUNDS
PROSPECTUS
================================================================================

Class B shares of the Fund in any advertisement or report including performance data of the Fund.

     For a more detailed description of the methods used to calculate the average annual total return and aggregate total return of the Fund, see the Fund's Statement of Additional Information.

SHAREHOLDER SERVICES

ACCUMULATION PLAN

     An investor may choose to invest in the Fund through a voluntary Accumulation Plan. This allows for an initial investment of $100 minimum and subsequent investments of $20 minimum at any time. An Accumulation Plan involves no obligation to make periodic investments, and is terminable at will.

     Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and fractional shares of the Fund as of the close of business on such day as the payment is received. The investor will receive a confirmation and statement after each investment.

     Investors may choose to use "Secur-O-Matic" (automatic bank draft) to make their Fund purchases. There is no additional charge for choosing to use Secur-O-Matic. An application for Secur-O-Matic may be obtained from the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

     Stockholders who wish to receive regular monthly, quarterly, semiannual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A stockholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current offering price of $5,000 or more are deposited with the Investment Manager, which will act as agent for the stockholder under the Program. Shares are liquidated at net asset value. The Program may be terminated on written notice, or it will terminate automatically if all shares are liquidated or withdrawn from the account.

     A stockholder may establish a Systematic Withdrawal Program with respect to Class B shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10 percent of the value of the account on that date ("Free Systematic Withdrawals"). Free Systematic Withdrawals are not available if a Program established with respect to Class B shares provides for withdrawals in excess of 10 percent of the value of the account in any Program year and, as a result, all withdrawals under such a Program would be subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class B shares requested while Free Systematic Withdrawals are being made will be calculated as described under "Calculation and Waiver of Contingent Deferred Sales Charges," page 19. A Systematic Withdrawal form may be obtained from the Fund.

EXCHANGE PRIVILEGE

     Stockholders who own shares of the Fund may exchange those shares for shares of another series of Security Equity Fund, Security Ultra Fund, Security Growth and Income Fund, Security Income Fund, Security Tax-Exempt Fund, or Security Cash Fund (the "Security Funds") at net

--------------------------------------------------------------------------------
                                       26

SECURITY FUNDS
PROSPECTUS
================================================================================

asset value. Exchanges may be made only in those states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee is presently imposed on such an exchange. Class A and Class B shares of the Fund may be exchanged for Class A and Class B shares, respectively, of another fund or for shares of Security Cash Fund, a money market fund that offers a single class of shares. Any applicable contingent deferred sales charge will be imposed upon redemption and calculated from the date of the initial purchase without regard to the time shares were held in Security Cash Fund. For tax purposes, an exchange is a sale of shares which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after the exchanged shares were acquired. Exchanges are made upon receipt of a properly completed Exchange Authorization form. A current prospectus of the fund into which an exchange is made will be given to each stockholder exercising this privilege.

     To exchange shares by telephone, a stockholder must hold shares in non-certificate form and must either have completed the Telephone Exchange section of the application or a Telephone Transfer Authorization form which may be obtained from the Investment Manager. Once authorization has been received by the Investment Manager, a stockholder may exchange shares by telephone by calling the Fund at (800) 888-2461, extension 3127, on weekdays (except holidays) between the hours of 7:00 a.m. and 6:00 p.m. Central time. Exchange requests received by telephone after the close of the New York Stock Exchange (normally 3 p.m. Central time) will be treated as if received on the next business day on which the Exchange is open. A stockholder who authorizes telephone exchanges authorizes the Investment Manager to act upon the instructions of any person by telephone to exchange shares between any identically registered accounts with the Security Funds. The Investment Manager has established procedures to confirm that instructions communicated by telephone are genuine and may be liable for any losses due to fraudulent or unauthorized instructions if it fails to comply with its procedures. The Investment Manager's procedures require that any person requesting an exchange by telephone provide the account registration and number and the owner's tax identification number and such instructions must be received on a recorded line. Neither the Fund, the Investment Manager nor the Distributor shall be liable for any loss, liability, cost or expense arising out of any request, including any fraudulent request, provided the Investment Manager complied with its procedures. Thus, a stockholder who authorizes telephone exchanges may bear the risk of loss from a fraudulent or unauthorized request. The exchange privilege, including telephone exchanges, may be changed or discontinued at any time by either the Investment Manager or the Fund upon 60 days' notice to stockholders.

     In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and stockholders should make exchanges by writing to Security Distributors, Inc., 700 Harrison Street, Topeka, Kansas 66636-0001.

RETIREMENT PLANS

     The Fund has available tax-qualified retirement plans for individuals, prototype plans for the self-employed, pension and profit sharing plans for corporations and custodial accounts for employees of public school systems and organizations meeting the requirements of Section 501(c)(3) of the Internal Revenue Code. Further

--------------------------------------------------------------------------------
                                       27

SECURITY FUNDS
PROSPECTUS
================================================================================

information concerning these plans is contained in the Fund's Statement of Additional Information.

GENERAL INFORMATION

ORGANIZATION

     The Articles of Incorporation of Security Equity Fund provide for the issuance of an indefinite number of shares of common stock in one or more classes or series. Security Equity Fund has authorized capital stock of $.25 par value and currently issues its shares in four series, Equity Fund, Global Fund, Social Awareness Fund, and Asset Allocation Fund. The shares of each series of Security Equity Fund represent a pro rata beneficial interest in that series' net assets and in the earnings and profits or losses derived from the investment of such assets.

     The Fund currently issues two classes of shares which participate proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that
(i) expenses related to the distribution of each class of shares or other expenses that the Board of Directors may designate as class expenses from time to time, are borne solely by that class; (ii) each class of shares has exclusive voting rights with respect to any Distribution Plan adopted for that class;
(iii) each class has different exchange privileges; and (iv) each class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as described above under "Exchange Privilege," but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and assignable and have cumulative voting privileges for the election of directors.

     On certain matters, such as the election of directors, all shares of the series of Security Equity Fund vote together, with each share having one vote. On other matters affecting a particular series, such as the investment advisory contract or the fundamental policies, only shares of that series are entitled to vote, and a majority vote of the shares of that series is required for approval of the proposal.

     The Fund does not generally hold annual meetings of stockholders and will do so only when required by law. Stockholders may remove directors from office by vote cast in person or by proxy at a meeting of stockholders. Such a meeting will be called at the written request of 10 percent of Security Equity Fund's outstanding shares.

STOCKHOLDER INQUIRIES

     Stockholders who have questions concerning their account or wish to obtain additional information, may call the Fund (see back cover for address and telephone numbers), or contact their securities dealer.

--------------------------------------------------------------------------------
                                       28

SECURITY FUNDS
PROSPECTUS                                                           APPENDIX A
================================================================================

APPENDIX ACLASS A SHARES
REDUCED SALES CHARGES

     Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of certain other Security Funds.

     For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention, the term "Purchaser" includes the following persons: an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION

     To reduce sales charges on purchases of Class A shares of the Fund, a Purchaser may combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. The Distributor must be notified when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

     Rights of accumulation also apply to purchases representing a combination of the Class A shares of the Fund and other Security Funds, except Security Cash Fund, in those states where shares of the fund being purchased are qualified for sale.

STATEMENT OF INTENTION

     A Purchaser may choose to sign a Statement of Intention within 90 days after the first purchase to be included thereunder, which will cover future purchases of Class A shares of the Fund and other Security Funds, except Security Cash Fund. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for purchases of $1 million or more) to become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Five percent (5%) of the amount specified in the Statement of Intention will be held in escrow shares until the statement is completed or terminated. These shares may be redeemed by the Fund if the Purchaser is required to pay additional sales charges.

     A Statement of Intention may be revised during the 13-month (or if applicable, 36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A Statement of Intention may be obtained from the Fund.

REINSTATEMENT PRIVILEGE

     Stockholders who redeem their Class A shares of the Fund have a one-time privilege (1) to reinstate their accounts by purchasing Class A shares without a sales charge up to the dollar amount of the redemption proceeds; or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Security Funds without a sales charge up to the dollar amount of the redemption proceeds. To exercise this privilege, a stockholder must provide written notice and a check in the amount of the reinvestment to the Fund within thirty days after the redemption request; the reinstatement will be made at the net asset value on the date received by the Fund.

--------------------------------------------------------------------------------
                                       29

SECURITY FUNDS
APPLICATION

1. ACCOUNT REGISTRATION (THE OWNER(S) MUST COMPLETE SECTION 10 "CERTIFICATION AND SIGNATURE" TO ESTABLISH AN ACCOUNT.)

I hereby authorize the establishment of the account marked below and acknowledge receipt of the Fund's current prospectus. Check is enclosed for
$                   (minimum $100)  payable  to  SECURITY DISTRIBUTORS, INC.  as
 ------------------
an initial investment. I am of legal age in the state of my residence and wish to purchase shares of the Fund indicated below. By the execution of this application, the undersigned represents and warrants that the investor has full right, power and authority to make this investment and the undersigned is duly authorized to sign this application and to purchase or redeem shares of the Fund on behalf of the investor. No stock certificate is to be issued unless I so request. See the prospectus for information about an Accumulation Plan which allows a minimum investment of $100 and subsequent investments of $20.

-------------------------------------------------------------
Owner/Custodian/Trustee Name (Print)

-------------------------------------------------------------
Social Security Number                          Date of Birth

-------------------------------------------------------------
Joint Owner/Minor Name (Print) [ ] Check if UGMA/UTMA Account

-------------------------------------------------------------
Social Security Number                          Date of Birth


2. ADDRESS AND TELEPHONE NUMBER

------------------------------   -----------------------------------------------
Street Address                   Daytime Telephone
(for first individual)

------------------------------   Citizenship [ ] U.S.  [ ] Other
City, State, Zip Code                                           ----------------
                                                                Indicate Country

3. INITIAL INVESTMENT

CLASS OF SHARES (MUST SELECT ONE ONLY) ( ) A SHARES ( ) B SHARES (IF NO CLASS IS SELECTED, PURCHASE(S) WILL BE MADE OF A SHARES)

SECURITY EQUITY FUND           $           SECURITY LIMITED MATURITY BOND FUND  $
                                ------                                           ------
SECURITY GLOBAL FUND           $           SECURITY U.S. GOVERNMENT FUND        $
                                ------                                           ------
SECURITY ASSET ALLOCATION FUND $           SECURITY GLOBAL AGGRESSIVE BOND FUND $
                                ------                                           ------
SECURITY GROWTH & INCOME FUND  $           SECURITY HIGH YIELD FUND             $
                                ------                                           ------
SECURITY ULTRA FUND            $           SECURITY TAX-EXEMPT FUND             $
                                ------                                           ------
SECURITY CASH FUND             $           SECURITY SOCIAL AWARENESS FUND       $
                                ------                                           ------
SECURITY CORPORATE BOND FUND   $
                                ------

4. DIVIDEND OPTION (CHECK ONE ONLY)

(If no option is selected, distributions will be reinvested into the Fund that pays them.)

[ ] Reinvest all dividends and capital gains
[ ] Reinvest only capital gains and pay dividends in cash
[ ] Cash payment of dividends and capital gains
[ ] Invest dividends and capital gains into another Security Fund account
(must be same  class of  shares;  if new  account,  number  will be  assigned)
Fund Name                                      Account Number
          ------------------------------------                ------------------

[ ] Send distributions to third party below

Account No. (if applicable)
                            ----------------------------------------------------
Name
     ---------------------------------------------------------------------------
Address
        ------------------------------------------------------------------------

5. SYSTEMATIC WITHDRAWAL PROGRAM (FOR ACCOUNTS OF $5,000 OR MORE)

You are hereby authorized to send a check(s) beginning:
    Month                  Day [ ] 11th or [ ] 26th 19
          ----------------                            ----
    (if no date is selected withdrawal will be made on the 26th)

Payable: [ ] monthly [ ] quarterly [ ] semi-annually [ ] annually

Fund Name                               Fund Name
          -----------------------------           ------------------------------

Account No. (if known)                  Account No. (if known)
                       ----------------                          ---------------
(if 3 or more funds, please send written instructions)

Level Payment $         ($25 minimum)   Level Payment $         ($25 minimum)
               --------                                --------
Variable Payment based on fixed number  Variable Payment based on fixed number
of shares or a percentage of account    of shares or a percentage of account
value ($25 minimum)                     value ($25 minimum)
Number of shares:             or        Number of shares:             or
                  -----------                             -----------
Percentage of account value:            Percentage of account value:
                             ---------                               ---------

Note: For Class B shares, annual withdrawals in excess of 10% of value of account at time program is established may be subject to a contingent deferred sales charge.

Complete this section only if you want check payable and sent to another address (please print):

Name                              Signature(s) of all registered owners required
     ----------------------------

Address                           Individual Signature
        -------------------------                      -------------------------

City, State, Zip Code             Joint Owner Signature
                     ------------                       ------------------------

6. SECUR-O-MATIC[Registration Mark] BANK DRAFT PLAN

I wish to make investments directly from my checking account. (Please attach a voided check to this application.)

Fund Name                    Account Number (if known)         Amount  $
          ------------------                           -------          -------

Fund Name                    Account Number (if known)         Amount  $
          ------------------                           -------          -------

Date: [ ] 7th Day of Month [ ] 14th Day of Month [ ] 21st Day of Month
      [ ] 28th Day of Month
      (if no date is selected investment will be made on the 21st)

Mode: [] Monthly ($20 minimum) [] Bi-Monthly ($40 minimum)
      [] Quarterly ($50 minimum) [] Semiannually ($100 minimum)
      [] Annually ($200 minimum)

You should notify your bank that you are going to use this service to ensure they accept preauthorized electronic drafts.

                              (continued on back)

7. RIGHTS OF ACCUMULATION

I own shares in other Security Funds which may entitle this purchase to have a reduced sales charge under the provisions in the Fund Prospectus.

--------------------------------  ---------------------------  -----------------
Current Account Registration      Fund Name                    Account Number(s)

--------------------------------  ---------------------------  -----------------

--------------------------------  ---------------------------  -----------------

8. STATEMENT OF INTENTION

[ ] Please check here if you wish to receive a Statement of Intention. This form allows you to purchase shares at reduced sales charges if you plan to invest more than: (Please check one) [ ] $50,000 [ ] $100,000 [ ] $250,000 [ ] $500,000
[ ] $1,000,000 in installments during the next 13 months (36 months for purchases of $1 million or more). See the current prospectus for more information.

9. TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGE

If you would like to have telephone exchange and/or redemption privileges, please mark one or more of the boxes below:

   Yes, I want [ ] telephone exchange [ ] telephone redemption privileges.

By checking the applicable box(es) and signing this Application, you authorize the Investment Manager to honor any telephone request for the exchange and/or redemption of Fund shares (maximum telephone redemption is $10,000), subject to the terms of the Fund prospectus. The Investment Manager has established reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for any losses due to fraudulent or unauthorized instructions if it fails to comply with its procedures. The procedures require that any person requesting a telephone redemption or exchange provide the account registration and number and owner's tax identification number and such request must be received on a recorded line. Neither the Fund, the Investment Manager nor the Underwriter will be liable for any loss, liability, cost or expense arising out of any telephone request, provided that the Investment
Manager complied with its procedures. Thus, a stockholder may bear the risk of loss from a fraudulent or unauthorized request.

10. CERTIFICATION AND SIGNATURE

                     TAX IDENTIFICATION NUMBER CERTIFICATION

UNDER PENALTIES OF PERJURY I CERTIFY THAT:

1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me); and

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service
   (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

The Internal  Revenue  Service does not require your consent to any provision of
this  document   other  than  the   certifications   required  to  avoid  backup
withholding.

--------------------------------------------------------------------------------
Signature of Owner                                      Date

--------------------------------------------------------------------------------
Signature of Joint Owner                                Date

In case of joint ownership, both must sign. If no form of ownership is indicated then it will be assumed the ownership is as "joint tenants, with right of survivorship" and not as "tenants in common."

CERTIFICATION INSTRUCTIONS - You must cross out item (2) to the left if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.

11. INVESTMENT DEALER

I (we) agree to act as dealer under this account in accordance with the provisions of the Dealer Agreement and appoint Security Distributors, Inc. to act as my (our) agent pursuant thereto. I (we) represent that the appropriate prospectus was delivered to the above indicated owner(s).

--------------------------------------------------------------------------------
Name of Firm (Print)

--------------------------------------------------------------------------------
Business Address

--------------------------------------------------------------------------------
City, State, Zip Code

--------------------------------------------------------------------------------
Signature of Authorized Dealer

-----------------------------------------------------   ------------------------
Representative's Name                                   Account Executive Number

--------------------------------------------------------------------------------
Business Address

--------------------------------------------------------------------------------
City, State, Zip Code

--------------------------------------------------------------------------------
Representative's Telephone Number

 SEND COMPLETED APPLICATION TO SECURITY DISTRIBUTORS, INC., 700 SW HARRISON ST.,
                              TOPEKA, KS 66636-0001
                           1-800-888-2461, EXT. 3127


                            Attach Voided Check Here
         (Check must be preprinted with the bank account registration)

[SDI LOGO}                                                          BULK RATE
                                                                   U.S. POSTAGE
700 SW Harrison St.                                                    PAID
Topeka, KS 66636-0001                                               TOPEKA, KS
(913) 295-3127                                                    PERMIT NO. 385